UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      July 16, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    43565

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101       82    35740 SH       SOLE                  35740        0        0
D COMCAST CORP CL A SPECIAL      COMMON STOCK     200300200     4801   201405 SH       SOLE                 201405        0        0
D JUNIPER NETWORKS INC           COMMON STOCK     48203R104    12175  2154831 SH       SOLE                2154831        0        0
D QUALCOMM INC COM               COMMON STOCK     747525103     1230    44757 SH       SOLE                  44757        0        0
D QUEST SOFTWARE INC COM         COMMON STOCK     74834T103    13754   946598 SH       SOLE                 946598        0        0
D TAIWAN SEMICONDUCTOR MANUFACTU ADRS STOCKS      874039100      640    49232 SH       SOLE                  49232        0        0
D TEXAS INSTRUMENTS IN C USD1 CO COMMON STOCK     882508104    10883   459198 SH       SOLE                 459198        0        0
S REPORT SUMMARY                  7 DATA RECORDS               43565        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED